S-K 1602(a)(4) Forepart, Adjusted NTBV	Apr. 20, 2026 $ / shares
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	$ 10
Over-allotment Option Not Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.83
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.17
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.82
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.18
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.19
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.81
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.08
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	9.92
Over-allotment Option Exercised [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Registered Offering Price per Share	10
Over-allotment Option Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	5.84
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	4.16
Over-allotment Option Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	4.84
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	5.16
Over-allotment Option Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	3.21
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	6.79
Over-allotment Option Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
SPAC Forepart, Adjusted Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share	0.09
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share	$ 9.91